CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Stock Awards	Unearned ESOP Shares	Total
Balance at Dec. 31, 2012	$ 24	$ 12,453	$ (9,867)	$ 19,620	$ 622			$ 22,852
Increase (Decrease) in Stockholders' Equity
Purchase of 715 treasury stock shares			(7)					(7)
Reclassification due to changes in fair value of common stock in ESOP subject to contingent repurchase obligation		(105)						(105)
Net Income				903				903
Other comprehensive income (loss)					(1,027)			(1,027)
ESOP shares earned shares		6					38	44
Items related to conversion and stock offering:
Treasury stock retired pursuant to reorganization	(4)	(9,870)	9,874
Cancellation of Old AJS Bancorp, Inc. shares and fractional shares	(20)	20
Proceeds from stock offering 2,313,463 shares,	23	12,826						12,849
Purchase of 112,534 ESOP shares pursuant to a reorganization							(1,125)	(1,125)
Balance at Dec. 31, 2013	23	15,330		20,523	(405)		(1,087)	34,384
Increase (Decrease) in Stockholders' Equity
Allocation of stock awards of 56,267 shares	1	674				(675)
Stock awards earned						79		79
Stock options compensation		16						16
Stock Repurchased During Period, Value	(2)	(2,039)						(2,041)
Reclassification due to changes in fair value of common stock in ESOP subject to contingent repurchase obligation		(263)						(263)
Net Income				2,102				2,102
Cash dividends of $0.70				1,499				1,499
Other comprehensive income (loss)					385			385
ESOP shares earned shares		13					37	50
Balance at Dec. 31, 2014	$ 22	$ 13,731		$ 21,126	$ (20)	$ (596)	$ (1,050)	$ 33,213